Segmentation of key figures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	6.00%
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	8.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 39,013	$ 37,714	34,892
Net sales, change in %	3.00%	8.00%
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 14,711	$ 14,370	13,428
Net sales, change in %	2.00%	7.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,958	$ 1,880	1,874
Net sales, change in %	4.00%	0.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,738	$ 1,416	1,174
Net sales, change in %	23.00%	21.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,542	$ 1,338	1,155
Net sales, change in %	15.00%	16.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,439	$ 1,585	1,587
Net sales, change in %	(9.00%)	0.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,339	$ 1,114	977
Net sales, change in %	20.00%	14.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,188	$ 1,263	1,561
Net sales, change in %	(6.00%)	(19.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,083	$ 1,539	1,556
Net sales, change in %	(30.00%)	(1.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 687	$ 480	235
Net sales, change in %	43.00%	104.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 653	$ 975	1,099
Net sales, change in %	(33.00%)	(11.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 635	$ 755	828
Net sales, change in %	(16.00%)	(9.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 474	$ 278	76
Net sales, change in %	71.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 445	$ 441	167
Net sales, change in %	1.00%	164.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Piqray [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 320	$ 116
Net sales, change in %	176.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 105	1
Operating segments [member] | Innovative Medicines | Oncology [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	35
Operating segments [member] | Innovative Medicines | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,070	$ 1,189	1,139
Net sales, change in %	(10.00%)	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 24,302	$ 23,344	21,464
Net sales, change in %	4.00%	9.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,868	$ 4,222	3,392
Net sales, change in %	15.00%	24.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,995	$ 3,551	2,837
Net sales, change in %	13.00%	25.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 873	$ 671	554
Net sales, change in %	30.00%	21.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			1
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,410	$ 4,776	4,558
Net sales, change in %	(8.00%)	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,933	$ 2,086	2,046
Net sales, change in %	(7.00%)	2.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Xiidra [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 376	$ 192
Net sales, change in %	96.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Beovu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 190	35
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,911	$ 2,463	1,995
Net sales, change in %	(22.00%)	23.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,323	$ 3,773	3,429
Net sales, change in %	15.00%	10.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,003	$ 3,223	3,341
Net sales, change in %	(7.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 920	$ 361
Net sales, change in %	155.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 170	26
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 164	103	8
Net sales, change in %	59.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 15
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51	$ 60	80
Net sales, change in %	(15.00%)	(25.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,498	$ 1,750	1,050
Net sales, change in %	43.00%	67.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,497	$ 1,726	1,028
Net sales, change in %	45.00%	68.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1	$ 24	22
Net sales, change in %	(96.00%)	9.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,900	$ 1,825	1,767
Net sales, change in %	4.00%	3.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,251	$ 1,173	1,039
Net sales, change in %	7.00%	13.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 623	$ 630	703
Net sales, change in %	(1.00%)	(10.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 26	$ 22	25
Net sales, change in %	18.00%	(12.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 6,303	$ 6,998	7,268
Net sales, change in %	(10.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,199	$ 1,297	1,284
Net sales, change in %	(8.00%)	1.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,003	$ 1,064	1,023
Net sales, change in %	(6.00%)	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 980	$ 1,025	1,002
Net sales, change in %	(4.00%)	2.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 452	$ 485	464
Net sales, change in %	(7.00%)	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 393	$ 419	463
Net sales, change in %	(6.00%)	(10.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 360	$ 417	445
Net sales, change in %	(14.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,916	$ 2,291	$ 2,587
Net sales, change in %	(16.00%)	(11.00%)